Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advisory Services [Member] | Advokatfirmaet Ræder AS [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	$ 338	$ 477	$ 470
Strategic Advisory And Consulting Services [Member] | Lawrence John Ciaccia [Member]
Disclosure of transactions between related parties [line items]
Related party transaction services received	$ 65	$ 65	$ 65